Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 3:- SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements of the Company as of December 31, 2017, set forth in the Company’s Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 28, 2018, except as discussed below:

a.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statement of operations.

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2018	2017

Dividend yield	0%	0%
Risk-free interest rate	2.6%	1.42%
Expected term (in years)	4.22	4.19
Volatility	77.03%	80.39%
Forfeiture rate	0%	0%

The dividend yield assumption is based on the Company’s historical and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company’s share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company’s options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulletin No. 110, which is the mid point between the vesting date and the end of the contractual of the option.

b.	Recently issued and adopted accounting standards :

1.	On January 1, 2018, the Company adopted the requirements of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606) using the modified retrospective method for contracts that were not completed as of January 1, 2018. Under the modified retrospective method, the Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings.

This adjustment did not have a material impact on the Company’s condensed interim consolidated financial statements. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under Revenue Recognition (“Topic 605”).

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised goods or services to its customers in an amount that reflects the consideration the Company expects to receive.

The Company applies the following five-step approach:

a)	Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into a written agreement with a customer that defines each party’s rights regarding the products or services to be transferred and identifies the payment terms related to these products or services, (ii) both parties to the contract are committed to perform their respective obligations, (iii) the contract has commercial substance, and (iv) the Company determines that collection of substantially all consideration for products or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s payment history or, in the case of a new customer, published credit and financial information pertaining to the customer.

b)	Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract.

The Company’s contracts contains a single performance obligation which includes sale of product or development and manufacturing services and sale of product that are not separately identifiable and, therefore, not distinct. In situations when the Company’s contract includes distinct goods or services that are substantially the same and have the same pattern of transfer to the customer over time, they are recognized as a series of distinct goods or services.

When contracts are modified to account for changes in contract specifications and requirements, the Company consider whether the modification either creates new or changes the existing enforceable rights and obligations. Contract modifications that are for goods or services that are not distinct from the existing contract, due to the significant integration with the original good or service provided, are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and the Company’s measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. When the modifications include additional performance obligations that are distinct and at relative stand-alone selling price, they are accounted for as a new contract and performance obligation, which are recognized prospectively.

c)	Determine the transaction price

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. The Company doesn’t usually grant its customers with a right to return the products sold. However, in some cases, the arrangements may include penalties if the Company fails to deliver future goods on time. The above is accounted for as variable considerations, which may be considered as adjustments to the transaction price.

As the Company’s standard payment terms are less than one year, the contracts have no significant financing component.

d)	Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis unless a portion of the variable consideration related to the contract is allocated entirely to a performance obligation.

e)	Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized based on the transaction price at the time the related performance obligation is satisfied by transferring a promised product or service to a customer.

The Company generally satisfies performance obligations at a point in time, once the customer has obtained the legal title to the items purchased or service provided.

Revenues from long-term and short-term fixed price contracts are usually recognized over time based on the cost-to-cost input method that best depicts the transfer of control over the performance obligation to the customer. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Contract Estimates - In estimating contract costs, the Company utilizes a profit-booking rate based upon performance expectations that takes into consideration a number of assumptions and estimates regarding risks related to technical requirements, feasibility, schedule, and contract costs. Management performs periodic reviews of the contracts to evaluate the underlying risks, which may increase the profit-booking rate as the Company is able to mitigate and retire such risks. Conversely, if the Company is not able to retire these risks, cost estimates may increase, resulting in a lower profit-booking rate.

The cost estimation process requires significant judgment and is based upon the professional knowledge and experience of the Company’s engineers, program managers, and financial professionals. Factors considered in estimating the work to be completed and ultimate contract recovery include the availability, productivity, and cost of labor, the nature and complexity of the work to be performed, the effect of change orders, the availability of materials, the effect of any performance delays, the availability and timing of funding from the customer, and the recoverability of any claims included in the estimates to complete.

Changes in estimates of sales, costs, and profits on a performance obligation are recognized using the cumulative catch-up method of accounting, which recognizes in the current period the cumulative effect of the changes in current and prior periods. When estimates of total costs to be incurred exceed estimates of total revenue to be earned on a performance obligation related to a complex, construction-type contract, a provision for the entire loss on the performance obligation is recognized in the period the loss is determined.

Contract Assets - Contract assets primarily relate to the Company’s rights to consideration for work completed but not billed as of the reporting date when the right to payment is not just subject to the passage of time, including retention amounts. Contract assets are classified as current assets and, in accordance with industry practice, include amounts that may be billed and collected beyond one year due to the long term nature of many of the Company’s contracts. Contract assets are transferred to accounts receivable when the right to consideration becomes unconditional.

Contract Liabilities - Contract liabilities are comprised of advance payments. Such advances are generally not considered a significant financing component, because they are utilized to pay for contract costs within a one year period. Contract liability amounts are recognized as revenue once the requisite performance progress has occurred.

See also Note 4 for other required disclosures and Note 12b for disaggregation of revenues.

2.	In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted the new standard effective January 1, 2018. The adoption of this new guidance had an immaterial impact on the Company’s consolidated financial statements. Restricted cash is invested in short-term bank deposits (for three months), which are mainly used as security for the Company’s guarantees to customers and lines of credits with banks.

The following table provides a reconciliation of cash and cash equivalents and restricted deposits reported within the consolidated balance sheets that sum to the total of such amounts in the consolidated statements of cash flows:

	June 30, 2018	June 30, 2017
	Unaudited

Cash and cash equivalents	$15,558	$743
Restricted cash	422	586

Cash and cash equivalents and restricted cash	$15,980	$1,329

c.	New accounting standards not yet effective :

In February 2016, the FASB issued guidance on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e, lessees and lessors), ASU 2016-02 - Leases (Topic 842). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. Topic 842 supersedes the previous leases standard, ASC 840, “Leases”. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018 (early adoption is permitted). The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.